Operating expenses, Stock Compensation Expenses (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Operating expense [Abstract]
Expense recognized from stock compensation | $	$ 4,240	$ 3,313	$ 4,211
Stock compensation expense [Abstract]
Contractual life for outstanding stock compensation series	1 year 1 month 2 days
Vesting Price One [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 8.25	$ 8.25	$ 8.22
Number of shares vested (in shares) | shares	212,042	24,163	122,057
Vesting Price Two [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.52	$ 8.22	$ 5.52
Number of shares vested (in shares) | shares	129,205	123,444	388,412
Vesting Price Three [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.3	$ 5.52	$ 5.3
Number of shares vested (in shares) | shares	123,698	107,733	175,048
Vesting Price Four [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 5.38	$ 4.25
Number of shares vested (in shares) | shares		198,745	167,431
Vesting Price Five [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 5.3
Number of shares vested (in shares) | shares		102,045